PAYROLL AND RELATED BENEFITS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payroll And Related Benefits
Cost of sales	R$ 2,796.1	R$ 2,629.6	R$ 2,510.4
Distribution expenses	1,570.8	1,289.9	1,396.3
Commercial expenses	1,619.1	1,321.3	1,504.8
Administrative expenses	2,029.6	1,907.6	1,798.7
Net finance costs	112.6	114.3	107.8
Other operating (income)/expenses	(62.4)	(1.3)	1.5
Exceptional items	100.8	152.1	43.6
Total	R$ 8,166.6	R$ 7,413.5	R$ 7,363.1